AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 7, 2019.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 275	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 277	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:
Anna Paglia, Esquire	Alan P. Goldberg, Esquire
3500 Lacey Road, Suite 700	Stradley Ronon Stevens & Young, LLP
Downers Grove, IL 60515	191 North Wacker Drive, Suite 1601
(Name and Address of Agent for Service)	Chicago, IL 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of January, 2019.

Invesco Exchange-Traded Fund Trust
By:	/s/ Daniel E. Draper
Daniel E. Draper Title: President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	January 7, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	January 7, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	January 7, 2019
Anna Paglia

* /s/ Ronn R. Bagge	Trustee	January 7, 2019
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	January 7, 2019
Todd J. Barre

* /s/ Kevin M. Carome	Trustee	January 7, 2019
Kevin M. Carome

* /s/ Marc M. Kole	Trustee	January 7, 2019
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	January 7, 2019
Yung Bong Lim

* /s/ Gary R. Wicker	Trustee	January 7, 2019
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	January 7, 2019
Donald H. Wilson

* By: /s/ Anna Paglia		January 7, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document